Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Segment Information
Note 12 – Segment Information
The Company determines its operating segments based on how the chief operating decision maker (“CODM”) manages the business, allocates resources, makes operating decisions and evaluates operating performance. The CODM does not evaluate operating segments using asset information and, accordingly, the Company does not report asset information by segment. The Company does not aggregate its operating segments into reportable segments. Accordingly, the Company has identified
three
reportable segments, which are organized based on the geographic areas in which it conducts business, as follows:

Segment	Description
North America (NA)	Includes Canada and the United States
Europe, Middle East and Africa (EMEA)	Includes all countries within the Europeon Union, the United Kingdom and countries within the Middle East
Other	Includes South America, China, Mexico, Australia, New Zealand
The Company’s segment operating performance measure is gross margin. Gross margin is defined as revenue less the following expenses: cost of revenue exclusive of depreciation and depreciation on revenue earning vehicles.
The following tables provides information about the Company’s segments and a reconciliation of the total segment gross margin to loss before income taxes (in thousands):

	Three Months Ended September 30,
	2021				2020
	NA	EMEA	Other	Total Segments	NA	EMEA	Other	Total Segments
Revenues:

Sharing	$46,083	17,944	—	64,027	$23,298	10,281	—	33,579
Product sales	812	567	—	1,379	6,488	117	1	6,606

Total Revenues	46,895	18,511	—	65,406	29,786	10,398	1	40,185
Cost of sharing, exclusive of depreciation	23,742	9,570	—	33,312	15,232	9,274	11	24,517
Cost of product sales	897	481	—	1,378	5,964	719	—	6,683
Depreciation on revenue earning vehicles	6,871	10,382	—	17,253	2,595	5,309	—	7,904

Gross margin	$15,385	(1,922)	—	13,463	$5,995	(4,904)	(10)	1,081
Reconciling items:
Total expenses				$50,351				$44,816

Loss before income taxes				$(36,888)				$(43,735)

	Nine Months Ended September 30,
	2021				2020
	NA	EMEA	Other	Total Segments	NA	EMEA	Other	Total Segments
Revenues:
Sharing	$108,764	33,550	—	142,314	$41,052	18,230	38	59,320
Product sales	7,274	1,532	—	8,806	9,122	2,069	172	11,363

Total Revenues	116,038	35,082	—	151,120	50,174	20,299	210	70,683
Cost of sharing, exclusive of depreciation	60,414	16,627	—	77,041	32,682	21,888	808	55,378
Cost of product sales	7,681	1,345	—	9,026	10,951	7,816	173	18,940
Depreciation on revenue earning vehicles	14,285	19,526	—	33,811	8,720	8,902	411	18,033

Gross margin	$33,658	(2,416)	—	31,242	$(2,179)	(18,307)	(1,182)	(21,668)
Reconciling items:
Total expenses				$187,886				$142,279

Loss before income taxes				$(156,644)				$(163,947)
During the nine months ended September 30, 2021, the Other segment did not generate revenues or incur cost of revenues as the Company is currently operating exclusively in the North America and EMEA geographic areas.

Note 15 — Segment Information
The Company determines its operating segments based on how the chief operating decision maker (CODM) manages the business, allocates resources, makes operating decisions and evaluates operating performance. The CODM does not evaluate operating segments using asset information and, accordingly, the Company does not report asset information by segment. The Company does not aggregate its operating segments into reportable segments. Accordingly, the Company has identified three reportable segments, which are organized based on the geographic areas in which it conducts business, as follows:

Segment	Description
North America (NA)	Includes Canada and the United States

Europe, Middle East & Africa (EMEA)	Includes all countries within the EU, UK, and countries within the Middle East

Other	Includes South America, China, Mexico, Australia, New Zealand
The Company’s segment operating performance measure is gross margin. Gross margin is defined as revenue less the following expenses: cost of revenue exclusive of depreciation and depreciation on revenue earning vehicles.

The following table provides information about the Company’s segments and a reconciliation of the total segment gross margin to loss from operations for the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020				2019
	NA	EMEA	Other	Total Segments	NA	EMEA	Other	Total Segments
Revenues:
Sharing	$57,704	22,198	39	79,941	$108,260	31,229	959	140,448
Product sales	12,213	2,275	172	14,660	6,951	3,063	62	10,076

Total Revenues	69,917	24,473	211	94,601	115,211	34,292	1,021	150,524
Cost of sharing	(40,532)	(30,339)	(757)	(71,628)	(118,239)	(33,521)	(1,886)	(153,646)
Cost of product sales	(14,220)	(8,324)	(172)	(22,716)	(16,060)	(4,180)	(79)	(20,319)
Depreciation on revenue earning vehicles	(11,456)	(11,929)	(406)	(23,791)	(88,021)	(19,919)	(4,294)	(112,234)

Gross margin	$3,709	(26,119)	(1,124)	(23,534)	$(107,109)	(23,328)	(5,238)	(135,675)

Reconciling items:
Total expenses				$(184,632)				$(251,531)
Loss before income taxes				$(208,166)				$(387,206)